GuidePath® Multi-Asset Income Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2022

Number of Shares		Value
	INVESTMENT COMPANIES - 98.86%
	Domestic Equity Funds - 31.92%
31,701	BlackRock High Equity Income Fund - Institutional Shares	$861,330
291,402	Global X US Preferred ETF (a)	5,644,457
29,062	iShares Select Dividend ETF	3,504,877
55,247	Schwab US Dividend Equity ETF (a)	4,173,358
70,505	SPDR Portfolio S&P 500 High Dividend ETF	2,790,588
41,172	Vanguard High Dividend Yield ETF (a)	4,455,223
1,410	Vanguard S&P 500 ETF (a)	495,389
75,327	WisdomTree U.S. SmallCap Dividend Fund (a)	2,142,300
56,546	WisdomTree US LargeCap Dividend Fund	3,503,025
		27,570,547
	Domestic Fixed Income Funds - 36.94%
116,640	iShares 0-5 Year High Yield Corporate Bond ETF	4,769,411
9,014	iShares 7-10 Year Treasury Bond ETF (a)	863,361
40,422	iShares Convertible Bond ETF	2,808,116
12,447	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,312,287
35,339	iShares U.S. Credit Bond ETF	1,735,498
8,317	Schwab U.S. TIPS ETF	430,737
13,964	SPDR Portfolio Aggregate Bond ETF	350,915
52,450	SPDR Portfolio Long Term Corporate Bond ETF (a)	1,177,502
95,376	SPDR Portfolio Short Term Treasury ETF	2,755,413
285,736	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	2,623,056
1,830,504	Vanguard High-Yield Corporate Fund - Admiral Shares	9,427,097
9,952	Vanguard Intermediate-Term Treasury ETF	581,993
30,978	Vanguard Long-Term Treasury ETF (a)	1,908,864
15,472	Vanguard Short-Term Corporate Bond ETF	1,163,340
		31,907,590
	International Equity Funds - 16.69%
223,102	iShares Emerging Markets Dividend ETF	5,381,220
10,157	iShares International Dividend Growth ETF (a)	585,348
154,172	iShares International Select Dividend ETF (a)	4,187,311
29,439	SPDR S&P Global Dividend ETF	1,727,775
78,468	SPDR S&P International Dividend ETF	2,536,086
		14,417,740
	International Fixed Income Funds - 1.92%
27,184	Vanguard Emerging Markets Government Bond ETF	1,657,680
	Multi-Asset Funds - 4.47%
193,784	Loomis Sayles Global Allocation Fund - Class Y	3,862,123
	Opportunistic Fixed Income Funds - 0.67%
63,427	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	583,525
	Real Estate Funds - 6.25%
80,781	Vanguard Global ex-U.S. Real Estate ETF	3,339,487
24,951	Vanguard Real Estate ETF (a)	2,057,958
		5,397,445
	Total Investment Companies (Cost $80,497,938)	85,396,650

	SHORT TERM INVESTMENTS - 0.00% (c)
	Money Market Funds - 0.00%
82	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 4.22% (b)	82
	Total Short Term Investments (Cost $82)	82
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 11.97%
10,337,699	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 4.49% (b)	10,337,699
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $10,337,699)	10,337,699

	Total Investments (Cost $90,835,719) - 110.83%	95,734,431
	Liabilities in Excess of Other Assets - (10.83)%	(9,353,754)
	TOTAL NET ASSETS - 100.00%	$86,380,677

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2022.
(c)	Less than 0.01%.